Equity (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding
As at 31 December 2021, the Company has issued and fully paid 456,235,032 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2019	475	5
Issuances of Shares	2	—
Cancellation of Shares	(21)	—
As at 31 December 2019	456	5
Issuance of Shares	2	—
Cancellation of Shares	(3)	—
As at 31 December 2020	455	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2021	456	5

Disclosure of other reserves within equity
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Cash flow hedge reserve	151	20	(17)
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(509)	(754)	(629)
Other reserves	5	—	—
Total other reserves	(156)	(537)	(449)

Disclosure of dividends

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
First half dividend(A)	—	—	290
Second half dividend(B)	638	386	284
Total dividend on ordinary shares paid	638	386	574